Shareholder's Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Shareholder's Equity
8.	Ordinary Shares
Ordinary Shares have no liquidation preferences and entitle holders to one vote per share. Ordinary shareholders are entitled to receive non-cumulative
dividends, when and if declared by our Board of Directors.

9.	Ordinary Shares
Ordinary Shares have no liquidation preferences and entitle holders to one vote per share. Ordinary shareholders are entitled to receive non-cumulative
dividends, when and if declared by our Board of Directors.

Rockley Photonics Holdings Limited
Shareholder's Equity
2.	Shareholder’s Equity
On March 11, 2021, upon formation of HoldCo, our board of directors (the Rockley Photonics Holdings Limited Board) authorized the issuance of 1 ordinary share with an initial par value of $0.00001 per share, to Dr. Andrew Rickman, OBE. Rockley contributed additional paid-in
capital of $50,000 at the formation of HoldCo in contemplation of the organizational transactions discussed in sections below.